RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 15 – RELATED PARTY TRANSACTIONS

At June 12, 2015, three stockholders of the Company held $317,000 of the senior secured convertible notes payable and were owed accrued interest of $42,713. The notes and accrued interest were converted into 234,735 shares (19,952,489 pre Reverse Stock Split) of Common Stock as further described in Note 7 and 8.